Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 1,053	$ 939
United States
Disaggregation of Revenue [Line Items]
Revenue	382	558
PRC
Disaggregation of Revenue [Line Items]
Revenue	209	128
Japan
Disaggregation of Revenue [Line Items]
Revenue	154	40
Taiwan
Disaggregation of Revenue [Line Items]
Revenue	146	115
Republic of Korea
Disaggregation of Revenue [Line Items]
Revenue	69	63
Other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 93	$ 35